BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
Aerospace & Defense - 0.4%
Howmet Aerospace, Inc.	13,568	$905,664

Application Software - 5.6%
Adobe, Inc.(a)	3,832	1,773,565
Appfolio, Inc. - Class A(a)	6,710	1,521,694
AppLovin Corp. - Class A(a)	17,700	1,249,089
Atlassian Corp. - Class A(a)	4,749	818,253
DocuSign, Inc.(a)	32,403	1,834,009
Manhattan Associates, Inc.(a)	3,697	761,804
Nutanix, Inc. - Class A(a)	16,581	1,006,467
Roper Technologies, Inc.	1,655	846,466
Synopsys, Inc.(a)	3,422	1,815,679
Workday, Inc. - Class A(a)	3,352	820,335
		12,447,361

Asset Management & Custody Banks - 0.4%
T Rowe Price Group, Inc.	7,716	845,442

Biotechnology - 4.0%
Alnylam Pharmaceuticals, Inc.(a)	12,380	1,782,101
Neurocrine Biosciences, Inc.(a)	7,723	1,062,221
PTC Therapeutics, Inc.(a)	41,994	1,350,107
United Therapeutics Corp.(a)	14,177	3,322,097
Vertex Pharmaceuticals, Inc.(a)	3,495	1,372,871
		8,889,397

Broadline Retail - 0.8%
Amazon.com, Inc.(a)	10,524	1,841,700

Building Products - 0.4%
Trane Technologies PLC	3,125	991,688

Commercial & Residential Mortgage Finance - 2.6%
Mr Cooper Group, Inc.(a)	74,605	5,759,506

Communications Equipment - 1.2%
Arista Networks, Inc.(a)	10,553	2,707,478

Construction Machinery & Heavy Transportation Equipment - 5.2%
Allison Transmission Holdings, Inc.	29,870	2,196,939
Oshkosh Corp.	39,196	4,400,535
PACCAR, Inc.	45,557	4,834,053
		11,431,527

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BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 94.4% (CONTINUED)	Shares	Value
Consumer Finance - 1.1%
PROG Holdings, Inc.	71,453	$2,375,098

Consumer Staples Merchandise Retail - 0.4%
Costco Wholesale Corp.	1,353	978,084

Diversified Metals & Mining - 0.5%
Teck Resources Ltd. - Class B	21,000	1,032,990

Education Services - 1.5%
Grand Canyon Education, Inc.(a)	25,173	3,272,993

Electric Utilities - 0.5%
Eversource Energy	17,018	1,031,631

Electrical Components & Equipment - 1.2%
Eaton Corp. PLC	2,959	941,731
nVent Electric PLC	23,434	1,688,888
		2,630,619

Electrical Equipment - 0.9%
Emerson Electric Co.	18,390	1,982,074

Environmental & Facilities Services - 0.4%
ABM Industries, Inc.	20,848	911,058

Financial Exchanges & Data - 3.1%
Donnelley Financial Solutions, Inc.(a)	98,347	6,174,224
MSCI, Inc.	1,659	772,746
		6,946,970

Gas Utilities - 4.7%
UGI Corp.	409,093	10,456,417

Health Care Distributors - 5.1%
Cencora, Inc.	47,682	11,398,382

Health Care Supplies - 1.1%
Lantheus Holdings, Inc.(a)	36,652	2,438,824

Homebuilding - 4.5%
KB Home	13,024	843,434
Toll Brothers, Inc.	69,360	8,261,470
Tri Pointe Homes, Inc.(a)	23,847	878,762
		9,983,666

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BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 94.4% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 1.7%
Airbnb, Inc. - Class A(a)	5,501	$872,294
Booking Holdings, Inc.	817	2,820,308
		3,692,602

Insurance Brokers - 1.3%
Marsh & McLennan Cos., Inc.	4,424	882,278
Willis Towers Watson PLC	7,534	1,892,089
		2,774,367

Integrated Oil & Gas - 0.4%
Imperial Oil Ltd.	13,587	936,824

Interactive Media & Services - 8.6%
Alphabet, Inc. - Class A(a)	58,986	9,601,741
Meta Platforms, Inc. - Class A	21,481	9,240,482
		18,842,223

Investment Banking & Brokerage - 0.4%
LPL Financial Holdings, Inc.	3,491	939,533

Oil & Gas Exploration & Production - 0.6%
Ovintiv, Inc.	27,789	1,426,131

Other Specialty Retail - 2.1%
Tractor Supply Co.	17,029	4,650,279

Packaged Foods & Meats - 1.3%
Hershey Co.	14,645	2,839,958

Paper & Plastic Packaging Products & Materials - 0.5%
Sealed Air Corp.	38,690	1,217,961

Personal Care Products - 0.4%
Inter Parfums, Inc.	6,887	801,509

Pharmaceuticals - 2.8%
Merck & Co., Inc.	47,375	6,121,798

Property & Casualty Insurance - 2.2%
Allstate Corp.	23,725	4,034,673
Cincinnati Financial Corp.	7,471	864,320
		4,898,993

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BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 94.4% (CONTINUED)	Shares	Value
Research & Consulting Services - 2.1%
Booz Allen Hamilton Holding Corp.	9,750	$1,439,783
CACI International, Inc. - Class A(a)	2,426	975,810
Parsons Corp.(a)	19,438	1,526,077
Science Applications International Corp.	6,167	793,693
		4,735,363

Restaurants - 1.2%
Texas Roadhouse, Inc.	6,146	988,154
Wingstop, Inc.	4,192	1,613,040
		2,601,194

Semiconductor Materials & Equipment - 2.4%
Applied Materials, Inc.	26,413	5,246,942

Semiconductors - 3.9%
NVIDIA Corp.	9,993	8,634,152

Specialty Chemicals - 1.2%
Celanese Corp.	17,899	2,749,465

Specialty Retail - 1.7%
O'Reilly Automotive, Inc.(a)	3,624	3,672,054

Systems Software - 12.8%
Crowdstrike Holdings, Inc. - Class A(a)	2,876	841,345
Microsoft Corp.	38,266	14,898,102
Qualys, Inc.(a)	6,752	1,106,720
ServiceNow, Inc.(a)	15,077	10,453,336
Zscaler, Inc.(a)	4,785	827,518
		28,127,021

Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	8,882	907,829

Transaction & Payment Processing Services - 0.8%
Western Union Co.	127,686	1,716,100
TOTAL COMMON STOCKS (Cost $191,180,634)		208,790,867

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BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 5.4%	Shares	Value
American Tower Corp.	6,622	$1,136,070
Iron Mountain, Inc.	113,521	8,800,148
Simon Property Group, Inc.	8,241	1,158,108
VICI Properties, Inc.	33,061	943,892
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,000,130)		12,038,218

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23%(b)	738,330	738,330
TOTAL SHORT-TERM INVESTMENTS (Cost $738,330)		738,330

TOTAL INVESTMENTS - 100.1% (Cost $202,919,094)		$221,567,415
Liabilities in Excess of Other Assets - (0.1)%		(116,397)
TOTAL NET ASSETS - 100.0%		$221,451,018

Percentages are stated as a percent of net assets.
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
.

BURNEY U.S. FACTOR ROTATION ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

BURNEY U.S. FACTOR ROTATION ETF

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$208,790,867	$—	$—	$208,790,867
Real Estate Investment Trusts	12,038,218	—	—	12,038,218
Money Market Funds	738,330	—	—	738,330
Total Assets	$221,567,415	$—	$—	$221,567,415

Refer to the Schedule of Investments for industry classifications.

During the fiscal period ended April 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.